Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
EOL and MR contract maintenance rights expense		$ 37,521	$ 89,427
MR contract maintenance rights write-off due to maintenance liability release		9,403	11,971
EOL contract maintenance rights write-off due to cash receipt		97,343	58,835
Maintenance rights write-off	[1]	144,267	160,233
Accrued maintenance liability settled with buyers upon sale or disposal of assets		64,066	169,678
Non-Cash Investing And Financing Activities
Flight equipment reclassified to net investment in finance and sales-type leases		46,800	76,900
Flight equipment reclassified to held for sale, net		$ 870,300	578,100
Non-Cash Investing And Financing Activities | Other Assets
Amount Of Flight Equipment Under Operating Leases Transferred To Other Assets			$ 17,300

[1]	Maintenance rights write-off consisted of the following:

EOL and MR contract maintenance rights expense	$37,521	$89,427
MR contract maintenance rights write-off due to maintenance liability release	9,403	11,971
EOL contract maintenance rights write-off due to cash receipt	97,343	58,835
Maintenance rights write-off	$144,267	$160,233